Label	Element	Value
Dreyfus Institutional Reserves Treasury Prime Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000846421_SupplementTextBlock	December 13, 2013 DREYFUS INSTITUTIONAL RESERVES FUNDS - Dreyfus Institutional Reserves Treasury Prime Fund Supplement to Prospectuses dated May 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Reserves Treasury Prime Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the second sentence in the sections entitled "Fund Summary - Dreyfus Institutional Reserves Treasury Prime Fund - Principal Investment Strategy" and "Fund Details - Goal and Approach - Dreyfus Institutional Reserves Treasury Prime Fund":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government, including those with floating or variable rates of interest.